                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Tallgrass MLP Fund I, L.P.
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   Address:      6640 W. 143rd Street, Suite 200
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                 Overland Park, Kansas 66223
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Form 13F File Number: 28-13797
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David G. Dehaemers, Jr.
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Title:   President
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Phone:   (913) 928-6005
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Signature, Place, and Date of Signing:

      /S/David G. Dehaemers, Jr.      Overland Park, Kansas   January 30, 2012
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           [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
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Form 13F Information Table Entry Total: 0
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Form 13F Information Table Value Total: 0 (Tallgrass MLP Fund I, L.P. is in
                                        process of liquidation)
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13796                     MLP Opportunity Fund GP, L.L.C.
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                           FORM 13F INFORMATION TABLE

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         COLUMN           COLUMN        COLUMN    COLUMN         COLUMN            COLUMN      COLUMN              COLUMN
           1                 2            3         4              5                  6          7                    8
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                                                  VALUE    SHARES/   SH/   PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x1000)   PRN AMT   PRN   CALL   DSCRETN     MANAGERS    SOLE      SHARED    NONE
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          NA                 NA           NA        0         0      NA              NA           1        0          0         0